Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of accounts notes loans and financing receivable	Accounts receivable, net, as of December 31, 2020 and 2021 consisted of the following (in thousands):

	As of December 31,
	2020	2021
Accounts receivable, net
Accounts receivable	$94,528	$94,908
Less: Allowance for credit losses	(7,007)	(12,358)

	$87,521	$82,550

Accounts receivable current overdue details
The following table presents the aging analysis of accounts receivable as of December 31, 2020 and 2021
(in thousands):

	As of December 31,
	2020	2021

Less than 179 days	$78,805	$79,155
180-359 days	7,569	7,437
360 days and greater	8,154	8,316

Total	94,528	94,908

Accounts receivable allowance for credit loss	The movement of allowance for credit losses for the years ended December 31, 2019, 2020 and 2021 was as follows (in thousands):

	For the year ended December 31,
	2019	2020	2021
Balance at the beginning of year	$7,574	$3,956	$7,007
Changes on initial application of ASU 2016-13 (1)	0	3,383	0
Additional allowance for credit losses, net of recoveries	4,724	2,419	6,292
Write-offs	(8,237)	(3,231)	(1,155)
Exchange difference	(105)	480	214

Balance at the end of year	3,956	7,007	12,358

Estimated useful lives of fixed assets

Fixed Assets	Estimated Useful Lives (years)
Office buildings	36-47
Leasehold improvements	Lesser of term of the lease or the estimated useful lives of the assets
Vehicles	4
Office furniture	5
Computer equipment and hardware	4-5

Estimated useful lives of intangible assets

Intangible Assets	Estimated Useful Lives (years)
Purchased video content	1 month to 2 years
Computer software	1-5
Developed technologies	3-10
Domain names and trademarks	4-30
Operating rights for licensed games	over the contract terms

ASC 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues disaggregated by products and services

	Year Ended December 31, 2019 (in thousands)
	Sohu	Changyou	Total
Brand advertising:
Sohu Media Portal	$94,692	0	94,692
Sohu Video	34,529	0	34,529
Focus	32,120	0	32,120
17173.com Website	0	13,715	13,715
Online games:
PC games	0	267,752	267,752
Mobile games	0	172,718	172,718
Other games	0	432	432
Others	57,082	763	57,845

Total	$218,423	455,380	673,803

	Year Ended December 31, 2020 (in thousands)
	Sohu	Changyou	Total
Brand advertising:
Sohu Media Portal	$86,293	0	86,293
Sohu Video	25,312	0	25,312
Focus	23,281	0	23,281
17173.com Website	0	11,640	11,640
Online games:
PC games	0	353,737	353,737
Mobile games	0	182,947	182,947
Others	66,658	22	66,680

Total	$201,544	548,346	749,890

	Year Ended December 31, 2021 (in thousands)
	Sohu	Changyou	Total
Brand advertising:
Sohu Media Portal	$75,408	0	75,408
Sohu Video	26,803	0	26,803
Focus	22,013	0	22,013
17173.com Website	0	10,743	10,743
Online games:
PC games	0	469,332	469,332
Mobile games	0	168,893	168,893
Others	62,382	2	62,384

Total	$186,606	648,970	835,576